COVID-19 Impact	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
COVID-19 Impact

27	COVID-19 impact
The
COVID-19
pandemic spread rapidly in 2020, with many cases. Measures taken by various governments to contain the virus have affected economic activity. Throughout 2021 commerce has experienced growth, with increasing vaccination and a perspective of return to normalcy. In November 2022, a new wave of
COVID-19
hit China, which is evaluating social and sanitary mechanisms to reduce the impact on its economy. The Group has taken several measures to monitor and mitigate the effects of
COVID-19,
such as safety and health measures for its directors and employees (such as social distancing and working from home).
At this stage, the impact on the Group’s business and results has been positive. As the Group operates in an online environment, the Company has found increased demand for its products and services.
The Group has not accessed any revolving line of credit or loans nor modified the periods of payments of other financial liabilities. Also, the terms and conditions with customers have remained the same, and because of the business model, there is no expected delay in the collection of trade receivables.
The financial statements are prepared on an ongoing basis, and there is no doubt regarding the Group’s ability to continue it for further periods.

The Group will continue to follow the various government policies in each country in which the Group operates. In parallel, the Company will do its utmost to continue operations in the best and safest way possible without jeopardizing the health of the Company’s employees.